                    INVESTING
[Eaton Vance Logo]  FOR THE                               [Picture of the earth]
                    21st
                    CENTURY-Registered Trademark-



                    SEMIANNUAL REPORT APRIL 30, 2000




                                  EATON VANCE
                                   STRATEGIC
[Picture of bonds]                  INCOME
                                     FUND




            [Eaton Vance 75th Anniversary Logo]




[Picture of buildings]

EATON VANCE STRATEGIC INCOME FUND as of April 30, 2000
INVESTMENT UPDATE

[PHOTO]
MARK S. VENEZIA PORTFOLIO MANAGER

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
THE GLOBAL BOND MARKETS

- The six months ended April 30, 2000 featured interest rate hikes by the Federal Reserve and a continuing structural shift in the U.S. bond markets. Indicative of that trend, quality spreads for U.S. government agency bonds
     - already wide a year ago-grew even wider in the past six months.

- The dramatic variance of returns among multi-market segments has made global diversification an increasingly important consideration. Emerging market bonds significantly outperformed U.S. Treasuries, U.S. high-yield corporates and foreign government bonds during the period.

- The U.S. high-yield corporate market reflected the continuing shift from old economy to new economy. Accordingly, telecom and cable companies posted generally better returns - and greater volatility - than their older, industrial counterparts.

THE FUND
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 3.22% during the six months ended April 30, 2000.(1) This return resulted from a decrease in net asset value per share (NAV) to $8.98 on April 30, 2000 from $9.11 on October 31, 1999, and the reinvestment of $0.422 in dividend income.

- The Fund's Class B shares had a total return of 2.80% during the six months ended April 30, 2000.(1) This return resulted from a decrease in net asset value per share (NAV) to $8.49 on April 30, 2000 from $8.61 on October 31, 1999 and the reinvestment of $0.360 in dividend income.

- The Fund's Class C shares had a total return of 2.83% during the six months ended April 30, 2000.(1) This return resulted from a decrease in NAV to $10.72 on April 30, 2000 from $10.87 on October 31, 1999 and the reinvestment of $0.457 in dividend income.

     RECENT PORTFOLIO DEVELOPMENTS

- The Fund outperformed the 1.24% average return of its Multi Sector Income Fund Classification peer group during the six months ended April 30, 2000, according to Lipper Inc., a nationally recognized monitor of mutual fund performance.(2)

- The Portfolio was characterized during the period by a modest shift into the emerging markets, particularly into Poland, Taiwan and Brazil. The Portfolio's position in mortgage-backed securities (MBS) declined from 39.0% at October 31, 1999 to 31.9% at April 30, 2000. U.S. high-yield bonds also represented a slightly lower weighting at April 30.

- The Portfolio's investment-grade corporate bonds provided exceptional income opportunities in high-quality investments during the period. With quality spreads having widened during the period, holdings such as Ford Motor Co., AT&T and Motorola, represented unusually good values by historical standards.

- The Portfolio increased its exposure to Asia, which has recovered significantly from the crisis of 1998-99. The Portfolio's investments targeted technology companies, including Macronix International Ltd., a Taiwan-based manufacturer of semiconductors. Macronix enjoyed 40% revenue growth in 1999 and is expanding production capacity to meet a growing demand for its specialty chips.

- The Portfolio shifted its exposure from high-flying Mexico to Brazil, whose economy has rebounded since its currency devaluation in January 1999. Under the guidance of President Cardoso, the current administration has made significant progress with its fiscal reforms, easily meeting IMF-mandated fiscal and inflation targets.

- In Eastern Europe, the Portfolio established a position in Polish government bonds. Political observers believe there is a strong possibility that Poland will be admitted into the European Economic Union, yet the bonds offered a 700 basis point (7.0%) yield advantage over similar maturity U.S. Treasury bonds.
--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL VARY.

FUND INFORMATION
as of April 30, 2000

Performance(3)                   Class A     Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           3.28%      2.34%     2.29%
Five Years                          N.A.      9.29      9.01
Life of Fund+                      4.48       6.34      8.22

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                          -1.67%     -2.37%     1.34%
Five Years                          N.A.      9.01      9.01
Life of Fund                       2.26       6.34      8.22

+Inception Dates - Class A: 1/23/98; Class B: 11/26/90; Class C:5/25/94


[CHART]
REGIONAL WEIGHTINGS(4)
--------------------------------------------------------------------------------

U.S. Investment Grade             51.9%
U.S. High Yield                   21.1%
Asia                               9.2%
Europe                             8.3%
Latin America                      9.5%

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares. (2) It is not possible to invest directly in an Index or a Lipper Classification. (3) Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 4.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year; One-year SEC return for Class C reflects a 1% CDSC. (4) By total investments - Weightings reflect the Fund's investment in Strategic Income Portfolio (holdings described beginning on page 12) and a 21.0% investment in High Income Portfolio. Because the Portfolio is actively managed, Regional Weightings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2000
Assets
------------------------------------------------------
Investment in Strategic Income
   Portfolio, at value
   (identified cost, $164,555,697)        $160,295,790
Investment in High Income Portfolio, at
   value
   (identified cost, $43,863,366)           41,366,943
Receivable for Fund shares sold              1,192,406
------------------------------------------------------
TOTAL ASSETS                              $202,855,139
------------------------------------------------------
Liabilities
------------------------------------------------------
Dividends payable                         $    727,462
Payable for Fund shares redeemed               372,784
Payable to affiliate for service fees           25,446
Payable to affiliate for Trustees' fees          1,097
Accrued expenses                                90,594
------------------------------------------------------
TOTAL LIABILITIES                         $  1,217,383
------------------------------------------------------
NET ASSETS                                $201,637,756
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $224,311,090
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (16,880,772)
Accumulated undistributed net
   investment income                           963,768
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (6,756,330)
------------------------------------------------------
TOTAL                                     $201,637,756
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $  8,163,113
SHARES OUTSTANDING                             908,604
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.98
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $8.98)       $       9.43
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $157,671,040
SHARES OUTSTANDING                          18,562,956
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.49
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 35,803,603
SHARES OUTSTANDING                           3,338,802
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.72
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2000
Investment Income
-----------------------------------------------------
Interest allocated from Portfolios        $ 9,177,148
Dividends allocated from Portfolios           308,451
Expenses allocated from Portfolios           (812,228)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS     $ 8,673,371
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees fees and expenses                $     3,058
Distribution and service fees
   Class A                                      5,184
   Class B                                    768,458
   Class C                                    160,636
Transfer and dividend disbursing agent
   fees                                       105,543
Legal and accounting services                  32,397
Printing and postage                           20,159
Registration fees                              15,723
Custodian fee                                  14,630
Miscellaneous                                  24,356
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,150,144
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 7,523,227
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolios
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 1,960,447
   Financial futures contracts               (360,143)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   722,176
-----------------------------------------------------
NET REALIZED GAIN                         $ 2,322,480
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(5,370,032)
   Financial futures contracts                 50,692
   Foreign currency and forward foreign
      currency exchange contracts             783,444
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(4,535,896)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,213,416)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 5,309,811
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2000    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment income                  $      7,523,227  $     14,891,288
   Net realized gain (loss)                      2,322,480        (8,489,980)
   Net change in unrealized
      appreciation (depreciation)               (4,535,896)        5,769,593
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      5,309,811  $     12,170,901
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (316,520) $       (336,914)
      Class B                                   (6,508,901)      (11,738,650)
      Class C                                   (1,312,370)       (1,942,599)
   In excess of net investment income
      Class A                                         (568)               --
   Tax return of capital
      Class A                                           --           (22,890)
      Class B                                           --          (797,540)
      Class C                                           --          (131,983)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (8,138,359) $    (14,970,576)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      2,828,454  $      4,478,258
      Class B                                   17,896,205        40,594,578
      Class C                                    9,418,411        15,813,624
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      199,676           237,539
      Class B                                    2,170,729         4,915,690
      Class C                                      660,690         1,141,637
   Cost of shares redeemed
      Class A                                     (792,836)         (549,826)
      Class B                                  (15,958,443)      (26,086,695)
      Class C                                   (4,657,140)       (5,065,992)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     11,765,746  $     35,478,813
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      8,937,198  $     32,679,138
----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          APRIL 30, 2000          YEAR ENDED
NET ASSETS                                (UNAUDITED)             OCTOBER 31, 1999
----------------------------------------------------------------------------------
At beginning of period                    $          192,700,558  $    160,021,420
----------------------------------------------------------------------------------
AT END OF PERIOD                          $          201,637,756  $    192,700,558
----------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
----------------------------------------------------------------------------------
AT END OF PERIOD                          $              963,768  $      1,578,900
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   CLASS A
                                  ------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2000      ----------------------
                                  (UNAUDITED)          1999(1)      1998(2)
----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.110          $ 9.220      $10.000
----------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------
Net investment income                 $ 0.391          $ 0.852      $ 0.668
Net realized and unrealized
   loss                                (0.099)          (0.095)      (0.767)
----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.292          $ 0.757      $(0.099)
----------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------
From net investment income            $(0.421)         $(0.819)     $(0.654)
In excess of net investment
   income                              (0.001)              --       (0.027)
Tax return of capital                      --           (0.048)          --
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.422)         $(0.867)     $(0.681)
----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.980          $ 9.110      $ 9.220
----------------------------------------------------------------------------

TOTAL RETURN(3)                          3.22%            8.40%       (1.29)%
----------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 8,163          $ 6,050      $ 2,009
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.22%(5)         1.08%        1.03%(5)
   Net investment income                 8.51%(5)         9.20%        8.44%(5)
Portfolio Turnover of the
   Portfolio                               27%              47%          71%
----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, January 23, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolios' allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND (CONTINUED) AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2000      -------------------------------------------------------------
                                  (UNAUDITED)          1999(1)       1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  8.610        $  8.720     $  9.470     $  9.310     $  8.500     $  8.290
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.331        $  0.731     $  0.684     $  0.657     $  0.655     $  0.726
Net realized and unrealized
   gain (loss)                          (0.091)         (0.105)      (0.686)       0.288        0.858        0.167
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.240        $  0.626     $ (0.002)    $  0.945     $  1.513     $  0.893
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.360)       $ (0.688)    $ (0.748)    $ (0.657)    $ (0.655)    $ (0.361)
In excess of net investment
   income                                   --              --           --       (0.128)      (0.048)          --
Tax return of capital                       --          (0.048)          --           --           --       (0.322)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.360)       $ (0.736)    $ (0.748)    $ (0.785)    $ (0.703)    $ (0.683)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  8.490        $  8.610     $  8.720     $  9.470     $  9.310     $  8.500
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           2.80%           7.32%       (0.20)%      10.44%       18.48%       11.34%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $157,671        $155,768     $138,495     $130,596     $129,671     $150,767
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.02%(4)        1.96%        1.96%        2.08%        2.17%        2.18%
   Net investment income                  7.64%(4)        8.31%        7.40%        6.91%        7.38%        7.85%
Portfolio Turnover of the
   Portfolio                                27%             47%          71%          77%          71%          78%
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolios' allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND (CONTINUED) AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   CLASS C
                                  ------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2000      ----------------------
                                  (UNAUDITED)          1999(1)       1998
----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.870          $11.010      $11.950
----------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------
Net investment income                 $ 0.416          $ 0.912      $ 0.869
Net realized and unrealized
   loss                                (0.116)          (0.132)      (0.872)
----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.300          $ 0.780      $(0.003)
----------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------
From net investment income            $(0.450)         $(0.872)     $(0.884)
In excess of net investment
   income                                  --               --       (0.053)
Tax return of capital                      --           (0.048)          --
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.450)         $(0.920)     $(0.937)
----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.720          $10.870      $11.010
----------------------------------------------------------------------------

TOTAL RETURN(2)                          2.83%            7.23%       (0.15)%
----------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $35,804          $30,882      $19,518
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           2.04%(4)         2.03%        2.03%
   Net investment income                 7.57%(4)         8.22%        7.37%
Portfolio Turnover of the
   Portfolio                               27%              47%          71%
----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolios' allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund currently invests all of its investable assets in interests in two Portfolios, Strategic Income Portfolio and High Income Portfolio (the Portfolios), New York trusts which have investment objectives consistent with that of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Strategic Income Portfolio and the High Income Portfolio (99.99% and 4.0% at April 30, 2000, respectively). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Strategic Income Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. See Note 8 for further information on the results of operations of High Income Portfolio. A copy of the financial statements of High Income Portfolio is available upon request from Eaton Vance Distributors.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Strategic Income
   Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio's valuation policies are as follows: Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary. At October 31, 1999, the Fund, for Federal income tax purposes, had a capital loss carryover of $19,005,452, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2002 ($4,214,275), October 31, 2003 ($4,613,119), October 31,
   2006 ($2,245,050) and October 31, 2007 ($7,933,008).

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Interim Financial Statements -- The interim financial statements relating to
   April 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 1999
    ----------------------------------------------------------------------------
    Sales                                              308,888           479,935
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        21,939            25,638
    Redemptions                                        (86,671)          (58,971)
    ----------------------------------------------------------------------------
    NET INCREASE                                       244,156           446,602
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2000    YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 1999
    ----------------------------------------------------------------------------
    Sales                                            2,069,813         4,608,260
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       252,055           557,297
    Redemptions                                     (1,845,615)       (2,965,773)
    ----------------------------------------------------------------------------
    NET INCREASE                                       476,253         2,199,784
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2000    YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 1999
    ----------------------------------------------------------------------------
    Sales                                              863,856         1,420,517
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        60,628           102,858
    Redemptions                                       (426,558)         (455,954)
    ----------------------------------------------------------------------------
    NET INCREASE                                       497,926         1,067,421
    ----------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolio's Notes to financial statements. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations (see Note 5). The Fund was informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,439 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2000.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD, amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD, of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended April 30, 2000, the Fund paid or accrued $589,861 and $120,477, respectively, to or payable to EVD representing 0.75% of average daily net assets of Class B and Class C shares, respectively. At April 30, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $25,074,000 and $3,112,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales and commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2000 amounted to $5,184, $178,597, and $40,159 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund has been informed that EVD received approximately $10,176,000 and $13,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the six months ended April 30, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Strategic Income Portfolio for the six months ended April 30, 2000, aggregated $29,545,557 and $23,680,035, respectively. Decreases in the Fund's investment in the High Income Portfolio aggregated $4,000,000.

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

8 Investment in Portfolios
-------------------------------------------
   For the six months ended April 30, 2000, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

                                               STRATEGIC      HIGH
                                                INCOME       INCOME
                                               PORTFOLIO   PORTFOLIO      TOTAL
    ------------------------------------------------------------------------------
    Dividend income                           $    73,606  $  234,845  $   308,451
    Interest income                             6,719,236   2,457,912    9,177,148
    Expenses                                     (661,560)   (150,668)    (812,228)
    ------------------------------------------------------------------------------
    NET INVESTMENT INCOME                     $ 6,131,282  $2,542,089  $ 8,673,371
    ------------------------------------------------------------------------------
    Net realized gain (loss) --
       Investments (identified cost basis)    $ 1,470,874  $  489,573  $ 1,960,447
       Financial futures contracts               (360,143)         --     (360,143)
       Foreign currency transactions              722,176          --      722,176
    ------------------------------------------------------------------------------
    NET REALIZED GAIN ON INVESTMENTS          $ 1,832,907  $  489,573  $ 2,322,480
    ------------------------------------------------------------------------------
    Change in unrealized
     appreciation (depreciation)
       Investment transactions                $(4,650,122) $ (719,910) $(5,370,032)
       Financial futures contracts                 50,692          --       50,692
       Foreign currency, and forward foreign
        currency exchange contracts               783,444          --      783,444
    ------------------------------------------------------------------------------
    NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)              $(3,815,986) $ (719,910) $(4,535,896)
    ------------------------------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS

BONDS & NOTES -- 93.5%

SECURITY                                         PRINCIPAL       U.S. $ VALUE
-----------------------------------------------------------------------------
Argentina -- 1.2%
-----------------------------------------------------------------------------
Cablevision SA, 13.75%, 4/30/07(1)               $    2,000,000  $  1,940,000
-----------------------------------------------------------------------------
Total Argentina (identified cost $1,977,506)                     $  1,940,000
-----------------------------------------------------------------------------
Brazil -- 4.4%
-----------------------------------------------------------------------------
Brazil Discount Bond (Brady),
7.375%, 4/15/24(2)                               $    9,000,000  $  6,969,420
-----------------------------------------------------------------------------
Total Brazil (identified cost $7,058,959)                        $  6,969,420
-----------------------------------------------------------------------------
Bulgaria -- 1.4%
-----------------------------------------------------------------------------
Bulgaria Discount Bond (Brady),
Series A, 7.063%, 7/28/24(2)                     $    3,000,000  $  2,302,500
-----------------------------------------------------------------------------
Total Bulgaria (identified cost $1,805,069)                      $  2,302,500
-----------------------------------------------------------------------------
Greece -- 1.8%
-----------------------------------------------------------------------------
Hellenic Republic, 9.20%, 3/21/02         GRD     1,000,000,000  $  2,855,018
-----------------------------------------------------------------------------
Total Greece (identified cost $3,762,330)                        $  2,855,018
-----------------------------------------------------------------------------
Indonesia -- 3.7%
-----------------------------------------------------------------------------
APP Finance VI, 0.00%, 11/18/12                  $    4,000,000  $    720,000
APP Finance VII, 3.50%, 4/30/03(3)                    1,000,000       790,000
APP Global Finance V, 2.00%, 7/25/00(3)               2,000,000     2,360,000
DGS International Finance,
10.00%, 6/1/07                                        2,000,000       660,000
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                                 1,000,000       652,500
Indah Kiat International Finance,
12.50%, 6/15/06                                       1,000,000       760,000
-----------------------------------------------------------------------------
Total Indonesia (identified cost $6,455,131)                     $  5,942,500
-----------------------------------------------------------------------------
Mexico -- 1.8%
-----------------------------------------------------------------------------
Alestra SA, Sr. Notes, 12.125%, 5/15/06          $    3,000,000  $  2,910,000
-----------------------------------------------------------------------------
Total Mexico (identified cost $3,000,000)                        $  2,910,000
-----------------------------------------------------------------------------
Morocco -- 0.4%
-----------------------------------------------------------------------------
Snap Ltd., 11.50%, 1/29/09                DEM         1,612,500  $    679,579
-----------------------------------------------------------------------------
Total Morocco (identified cost $791,573)                         $    679,579
-----------------------------------------------------------------------------
Peru -- 4.4%
-----------------------------------------------------------------------------
Peru FLIRB (Brady), 3.75%, 3/7/17(2)             $    7,000,000  $  4,291,875
Peru PDI (Brady), 4.50%, 3/7/17(2)                    4,000,000     2,691,520
-----------------------------------------------------------------------------
Total Peru (identified cost $6,249,254)                          $  6,983,395
-----------------------------------------------------------------------------
SECURITY                                         PRINCIPAL       U.S. $ VALUE
-----------------------------------------------------------------------------
Philippines -- 1.5%
-----------------------------------------------------------------------------
Bayan Telecommunications,
13.50%, 7/15/06(1)                               $    2,000,000  $  1,450,000
Republic of Philippines,
10.625%, 3/16/25                                      1,000,000       927,500
-----------------------------------------------------------------------------
Total Philippines (identified cost $2,875,092)                   $  2,377,500
-----------------------------------------------------------------------------
Poland -- 3.2%
-----------------------------------------------------------------------------
Poland Government Bond, 8.50%, 2/12/05    PLN        28,000,000  $  5,125,000
-----------------------------------------------------------------------------
Total Poland (identified cost $5,754,134)                        $  5,125,000
-----------------------------------------------------------------------------
Republic of Korea -- 0.9%
-----------------------------------------------------------------------------
Cho Hung Bank, Sub. Notes,
11.50%, 4/1/10(1)                                $    1,500,000  $  1,477,500
-----------------------------------------------------------------------------
Total Republic of Korea (identified cost $1,500,000)
                                                                 $  1,477,500
-----------------------------------------------------------------------------
Taiwan -- 4.6%
-----------------------------------------------------------------------------
Acer, Inc., 0.00%, 2/1/05(1)(3)                  $    2,000,000  $  1,990,000
Macronix International Co.,
1.00%, 2/1/05(1)(3)                                   1,500,000     1,942,500
Mosel Vitelic, Inc.,
1.00%, 2/2/05(1)(3)                                   3,000,000     3,435,000
-----------------------------------------------------------------------------
Total Taiwan (identified cost $6,977,501)                        $  7,367,500
-----------------------------------------------------------------------------
Thailand -- 1.1%
-----------------------------------------------------------------------------
Bangkok Bank, 8.75%, 3/15/07(1)                  $    2,000,000  $  1,720,000
-----------------------------------------------------------------------------
Total Thailand (identified cost $1,689,847)                      $  1,720,000
-----------------------------------------------------------------------------
Turkey -- 2.7%
-----------------------------------------------------------------------------
Republic of Turkey, 11.875%, 1/15/30             $    3,000,000  $  3,243,750
Republic of Turkey, 12.375%, 6/15/09                  1,000,000     1,090,000
-----------------------------------------------------------------------------
Total Turkey (identified cost $4,115,930)                        $  4,333,750
-----------------------------------------------------------------------------
United Kingdom -- 0.5%
-----------------------------------------------------------------------------
Esprit Telecom Group PLC,
11.00%, 6/15/08                           DEM         2,000,000  $    870,830
-----------------------------------------------------------------------------
Total United Kingdom (identified cost $1,117,631)
                                                                 $    870,830
-----------------------------------------------------------------------------
United States -- 59.9%
-----------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 15.4%
American Greetings, 6.10%, 8/1/28                $    1,000,000  $    863,320
AT & T Corp., 6.50%, 3/15/29                          4,000,000     3,384,360
Baltimore Natural Gas and Electric,
6.73%, 6/12/12                                          400,000       388,540
Bellsouth Capital Fund, 6.04%, 11/15/26                 300,000       294,294
Beneficial Corp., 8.40%, 5/15/08                        330,000       336,115
Commercial Credit Corp., 7.875%, 2/1/25               2,000,000     2,026,740

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         PRINCIPAL       U.S. $ VALUE
-----------------------------------------------------------------------------

United States (continued)
-----------------------------------------------------------------------------
Dayton Hudson, Medium Term Notes,
5.865%, 8/15/27                                  $    1,000,000  $    996,860
Dayton Hudson, Medium Term Notes,
9.52%, 6/10/15                                          350,000       407,652
Eaton Corp., 8.875%, 6/15/19                            500,000       564,915
Ford Holdings, 9.30%, 3/1/30                          1,000,000     1,123,810
Ford Motor Co., 7.45%, 7/16/31                        2,000,000     1,899,320
General Motors Acceptance Corp.,
8.875%, 6/1/10                                        1,000,000     1,053,920
Grand Metropolitan Investments Corp.,
7.45%, 4/15/35                                          300,000       297,486
Ingersoll-Rand, 6.48%, 6/1/25                         1,000,000       931,160
Johnson Controls, 7.70%, 3/1/15                       1,500,000     1,554,810
Level 3 Communications, Inc., Sr. Notes,
11.25%, 3/15/10(1)                        EUR         1,000,000       880,154
Motorola, Inc., 6.50%, 9/1/25                           300,000       288,081
Motorola, Inc., 8.40%, 8/15/31                        1,500,000     1,621,350
NBD Bank N.A., 8.25%, 11/1/24                           610,000       632,296
Northwest National Gas, 6.80%, 5/21/07                  250,000       249,045
Penney (JC) Co., Inc., 7.40%, 4/1/37                    300,000       253,896
Procter and Gamble Co., 8.00%, 9/1/24                 1,500,000     1,555,635
TRW, Inc., Medium Term Notes,
9.35%, 6/4/20                                         1,900,000     2,177,210
Worldcom, Inc., 7.75%, 4/1/27                         1,000,000       967,520
-----------------------------------------------------------------------------
Total Corporate Bonds & Notes (identified cost, $25,690,572)
                                                                 $ 24,748,489
-----------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 31.9%
Federal Home Loan Mortgage Corp.:
   4.75% with maturity at 2001                   $        1,084  $      1,063
   8.00% with various maturities to 2021              5,931,915     5,957,356
   8.50% with various maturities to 2019              1,185,102     1,212,224
   9.00% with maturity at 2019                          346,969       359,517
   9.25% with various maturities to 2016              3,850,105     3,963,716
   9.50% with maturity at 2015                        1,319,497     1,359,318
   9.75% with various maturities to 2020                915,317       956,140
   10.50% with maturity at 2020                         638,886       682,630
   11.00% with maturity at 2019                       1,474,722     1,577,350
   11.25% with maturity at 2010                         216,040       230,711
   12.50% with various maturities to
   2019                                               1,604,539     1,797,258
   12.75% with maturity at 2013                          95,523       105,809
   13.25% with maturity at 2013                          70,000        78,586
   13.50% with maturity at 2019                         197,153       222,985
-----------------------------------------------------------------------------
                                                                 $ 18,504,663
-----------------------------------------------------------------------------
Federal National Mortgage Association:
   5.00% with maturity at 2003                   $       34,584  $     33,665
   5.50% with maturity at 2012                            3,263         3,133
   7.00% with maturity at 2014                        3,327,683     3,285,229
   7.50% with various maturities to 2018              1,949,075     1,947,248
SECURITY                                         PRINCIPAL       U.S. $ VALUE
-----------------------------------------------------------------------------

United States (continued)
-----------------------------------------------------------------------------
   8.00% with various maturities to 2019         $    1,616,858  $  1,629,547
   8.50% with various maturities to 2026              4,548,076     4,643,618
   9.00% with various maturities to 2021              3,224,683     3,321,458
   9.50% with maturity at 2013                        1,492,734     1,559,590
   11.00% with maturity at 2025                         692,433       751,653
   11.50% with maturity at 2019                       1,425,210     1,576,038
   12.00% with maturity at 2015                         532,415       588,722
   12.50% with maturity at 2015                       3,170,200     3,543,827
   12.75% with maturity at 2014                          76,145        85,997
   13.00% with various maturities to
   2027                                               1,669,538     1,885,757
   13.25% with maturity at 2014                         148,872       171,000
   13.50% with various maturities to
   2015                                                 830,152       935,727
   14.75% with maturity at 2012                       1,484,174     1,729,615
-----------------------------------------------------------------------------
                                                                 $ 27,691,824
-----------------------------------------------------------------------------
Government National Mortgage Association:
   6.50% with maturity at 2002                   $      342,604  $    338,504
   7.50% with maturity at 2017                          514,567       519,467
   8.30% with maturity at 2020                          774,195       792,002
   8.50% with maturity at 2009                          615,535       625,112
   9.00% with maturity at 2016                          449,928       465,783
   12.50% with maturity at 2019                       1,790,600     2,008,561
   13.50% with maturity at 2014                         161,486       185,638
-----------------------------------------------------------------------------
                                                                 $  4,935,067
-----------------------------------------------------------------------------
Total Mortgage Pass-Throughs (identified cost, $52,958,521)
                                                                 $ 51,131,554
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DEBENTURES -- 11.3%
Federal Home Loan Mortgage Corp.,
6.45%, 4/29/09                                   $    6,000,000  $  5,536,380
Federal Home Loan Mortgage Corp.,
6.625%, 9/15/09                                       3,000,000     2,859,840
Federal National Mortgage Association,
6.25%, 5/15/29                                       11,000,000     9,740,170
-----------------------------------------------------------------------------
Total U.S. Government Agency Debentures
   (identified cost, $18,694,568)                                $ 18,136,390
-----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 1.3%
United States Treasury Bond,
11.75%, 2/15/01(4)
-(identified cost, $2,603,437)                   $    2,000,000  $  2,083,740
-----------------------------------------------------------------------------
Total United States (identified cost $99,947,098)
                                                                 $ 96,100,173
-----------------------------------------------------------------------------
Total Bonds & Notes (identified cost, $155,077,055)
                                                                 $149,954,665
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

U.S. COMMON STOCKS -- 1.0%

SECURITY                                         SHARES          VALUE
-----------------------------------------------------------------------------
REITS -- 1.0%
-----------------------------------------------------------------------------
Archstone Communities Trust                              19,500  $    421,687
Duke-Weeks Realty Corp.                                  20,500       444,594
Public Storage, Inc.                                     33,000       738,375
-----------------------------------------------------------------------------
Total U.S. Common Stocks (identified cost $1,579,315)
                                                                 $  1,604,656
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.4%

SECURITY                                         PRINCIPAL       VALUE
-----------------------------------------------------------------------------
Banque National De Paris Euro
Time-deposit Cayman Islands,
5.938%, 5/1/00                                   $    5,400,000  $  5,400,000
-----------------------------------------------------------------------------
Total Short-Term Investments (at amortized cost, $5,400,000)
                                                                 $  5,400,000
-----------------------------------------------------------------------------
Total Investments -- 97.9%
   (identified cost $162,056,370)                                $156,959,321
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                           $  3,336,480
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $160,295,801
-----------------------------------------------------------------------------

 DEM - Deutsche Mark

 EUR - Euro

 GRD - Greek Drachma

 PLN - Polish Zloty

 REIT - Real Estate Investment Trust
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Variable rate security.
 (3)  Convertible Bond
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $162,056,370)        $156,959,321
Cash                                            31,938
Receivable for investments sold                169,048
Interest receivable                          2,521,336
Receivable for daily variation margin on
   open financial futures
   contracts, net                               54,751
Receivable for open forward foreign
   currency contracts, net                     730,953
------------------------------------------------------
TOTAL ASSETS                              $160,467,347
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      3,890
Accrued expenses                               167,656
------------------------------------------------------
TOTAL LIABILITIES                         $    171,546
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $160,295,801
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $164,555,708
Net unrealized depreciation (computed on
   the basis of identified cost)            (4,259,907)
------------------------------------------------------
TOTAL                                     $160,295,801
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2000
Investment Income
-----------------------------------------------------
Interest                                  $ 6,719,237
Dividends                                      73,606
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 6,792,843
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   393,606
Administration fee                            112,881
Trustees fees and expenses                     10,838
Legal and accounting services                 100,390
Custodian fee                                  43,274
Miscellaneous                                     571
-----------------------------------------------------
TOTAL EXPENSES                            $   661,560
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 6,131,283
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 1,470,874
   Financial futures contracts               (360,143)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   722,176
-----------------------------------------------------
NET REALIZED GAIN                         $ 1,832,907
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(4,650,122)
   Financial futures contracts                 50,692
   Foreign currency and forward foreign
      currency exchange contracts             783,444
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(3,815,986)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,983,079)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 4,148,204
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       SIX MONTHS ENDED  YEAR ENDED
IN NET ASSETS                             APRIL 30, 2000    OCTOBER 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment income                  $      6,131,283  $     12,637,218
   Net realized gain (loss)                      1,832,907        (8,710,614)
   Net change in unrealized
      appreciation (depreciation)               (3,815,986)        5,196,296
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      4,148,204  $      9,122,900
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     29,545,557  $     63,662,682
   Withdrawals                                 (23,680,035)      (60,949,450)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      5,865,522  $      2,713,232
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     10,013,726  $     11,836,132
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    150,282,075  $    138,445,943
----------------------------------------------------------------------------
AT END OF PERIOD                          $    160,295,801  $    150,282,075
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                        YEAR ENDED OCTOBER 31,
                                 SIX MONTHS ENDED   --------------------------------------------------------------
                                 APRIL 30, 2000        1999         1998         1997         1996         1995
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.88%(1)        0.86%        0.83%        0.86%        0.86%        0.84%
   Net investment income                 8.14%(1)        9.14%        8.31%        8.06%        8.62%        9.08%
Portfolio Turnover                         27%             47%          71%          77%          71%          78%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $160,296        $150,282     $138,446     $121,256     $132,407     $152,583
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to provide a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Debt securities (other than mortgage-backed, pass-through securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Equity securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credits used to reduce the Portfolio's custodian fees are reported separately as a reduction of total expenses in the Statement of Operations. For the six months ended April 30, 2000, $817 in credits were used to reduce the Portfolio's custodian fee.

 K Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 L Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments). Such percentages are reduced as average daily net assets exceed certain levels. For the six months ended April 30, 2000, the fee was equivalent to 0.52% of the Portfolio's average net assets for such period and amounted to $393,606. An administration fee, computed at an effective annual rate of 0.15% of average daily net

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $112,881 for the six months ended April 30, 2000.

   Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2000, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2000.

4 Investment Transactions
-------------------------------------------
   The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 2000, the Portfolio had invested approximately 29.2% of its net assets or approximately $46,755,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 2000 were as follows:

    PURCHASES
    -----------------------------------------------------
    Investments (non-U.S. Government)         $45,170,538
    U.S. Government Securities                  4,583,227
    -----------------------------------------------------
                                              $49,753,765
    -----------------------------------------------------

    SALES
    -----------------------------------------------------
    Investments (non-U.S. Government)         $28,086,736
    U.S. Government Securities                 10,918,463
    -----------------------------------------------------
                                              $39,005,199
    -----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2000 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                   SALES
    -------------------------------------------------------------------
    SETTLEMENT                        IN EXCHANGE FOR    NET UNREALIZED
    DATE(S)     DELIVER               (IN U.S. DOLLARS)  APPRECIATION
    -------------------------------------------------------------------
    5/15/00     Euro
                14,700,000             $    14,066,430   $      661,008
    5/11/00     Japanese Yen
                833,179,110                  7,889,954          141,329
    -------------------------------------------------------------------
                                       $    21,956,384   $      802,337
    -------------------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                 PURCHASES
    -------------------------------------------------------------------
    SETTLEMENT                        DELIVER            NET UNREALIZED
    DATE(S)     IN EXCHANGE FOR       (IN U.S. DOLLARS)  DEPRECIATION
    -------------------------------------------------------------------
    5/15/00     Australian Dollar
                5,700,000              $     3,404,040   $      (71,384)
    -------------------------------------------------------------------
                                       $     3,404,040   $      (71,384)
    -------------------------------------------------------------------

                             FUTURES CONTRACTS
    -------------------------------------------------------------------
                                                         NET UNREALIZED
    EXPIRATION                                           APPRECIATION
    DATE(S)     CONTRACTS             POSITION           (DEPRECIATION)
    -------------------------------------------------------------------
    6/00        35 Euro-Bond          Long               $       49,307
    6/00        12 Japanese Bond      Short                    (146,343)
    6/00        311 US Treasury Bond  Short                     212,977
    -------------------------------------------------------------------
                                                         $      115,941
    -------------------------------------------------------------------

   At April 30, 2000, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

6 Federal Income Tax Basis of Investments (Unaudited)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $162,541,736
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,270,713
    Gross unrealized depreciation               (7,853,128)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (5,582,415)
    ------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF APRIL 30, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF STRATEGIC INCOME PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at April 30, 2000, and the results of its operations, the changes in its net assets, and the supplementary data for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 26, 2000

EATON VANCE STRATEGIC INCOME FUND AS OF APRIL 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE STRATEGIC INCOME FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Micheal R. Mach
Vice President

Armin J. Lang
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

STRATEGIC INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Mark S. Venezia
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF
STRATEGIC INCOME PROTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE
STRATEGIC INCOME FUND
EATON VANCE MANAGEMENT
Eaton Vance Management
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
255 State Street
Boston, MA 02109
(617)482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Claredon Street
Boston, MA 02116


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attention: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110


EATON VANCE STRATEGIC INCOME FUND
THE EATON VANCE BUILDING
255 State Street
Boston, MA 02109

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
028-6/00                                                              SISRC-6/00